SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2020
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

13.    SELLING, GENERAL AND ADMINISTRATIVE EXPENSES:

Selling, general and administrative expenses are comprised of the following items:

	For the Years End December 31,
	2020	2019
Salaries and benefits	$907,334	$851,729
Rent expense	61,574	33,290
Utilities	1,133	9,560
Sales and marketing	96,394	203,771
Legal and professional fees	625,359	685,605
Other selling, general, and administrative expenses	15,553	85,221
Total	$1,707,347	$1,869,176